Trade Receivables, Other Receivables and Prepayments (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade Receivables, Other Receivables and Prepayments [Abstract]
Beginning balance, As at January 1	$ 1,280,330	$ 1,028,439
Provision provided in the year		331,196
Translation adjustment	78,925	(79,305)
Ending balance, As at December 31	$ 1,359,255	$ 1,280,330